Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Employee Benefit Plans
Employee Benefit Plans

12.  Employee Benefit Plans

In the U.K., the Company makes contributions into salary sacrifice pensions on behalf of its employees. The Company paid $0.1 million, $0.2 million, less than $0.1 million and $0.1 million during the three and nine months ended September 30, 2021 and 2020, respectively.

In the U.S., the Company makes contributions into a Defined Contribution plan on behalf of its employees, which was established in the first quarter of 2021. The Company paid $0.1 million and $0.2 million during the three and nine months ended September 30, 2021, respectively.

15.  Employee Benefit Plans

In the U.K., the Company makes contributions into salary sacrifice pensions on behalf of its employees. The Company paid $0.2 million and $0.1 million in contributions during the years ended December 31, 2020 and 2019, respectively.